INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
Schedule of changes in the net carrying amount of intangible assets

			Customer
			relationships,
			brand names,
			projects
			under
	Spectrum		development
	licences	Software	and other	Total
Cost

Balance as of December 31, 2021	$1,809.3	$1,339.1	$212.3	$3,360.7
Additions	—	48.0	27.1	75.1
Net change in additions financed with non-cash balances	—	5.5	(2.6)	2.9
Business acquisitions (note 7)	—	11.7	6.1	17.8
Reclassification	—	165.2	(165.2)	—
Retirement, disposals and other	—	(29.8)	(0.3)	(30.1)
Balance as of December 31, 2022	1,809.3	1,539.7	77.4	3,426.4
Additions[1]	9.9	93.1	53.6	156.6
Net change in additions financed with non-cash balances	—	(12.6)	8.9	(3.7)
Business acquisitions (note 7)	791.7	89.9	296.1	1,177.7
Reclassification	—	72.0	(72.0)	—
Retirement, disposals and other	—	(30.0)	—	(30.0)
Balance as of December 31, 2023	$2,610.9	$1,752.1	$364.0	$4,727.0

			Customer
			relationships,
			brand names,
			projects
			under
	Spectrum		development
	licences	Software	and other	Total
Accumulated amortization and impairment losses

Balance as of December 31, 2021	$247.7	$890.1	$10.9	$1,148.7
Amortization	—	139.4	3.0	142.4
Retirement, disposals and other	—	(27.1)	(0.3)	(27.4)
Balance as of December 31, 2022	247.7	1,002.4	13.6	1,263.7
Amortization	—	167.1	26.9	194.0
Retirement, disposals and other	—	(30.0)	—	(30.0)
Balance as of December 31, 2023	$247.7	$1,139.5	$40.5	$1,427.7

Net carrying amount
As of December 31, 2022	$1,561.6	$537.3	$63.8	$2,162.7
As of December 31, 2023	2,363.2	612.6	323.5	3,299.3
1	In 2023, Videotron acquired spectrum licences in the 600 MHz band in Manitoba and in the 3500 MHz band in Québec.